Equity (Details) - Schedule of consolidated financial statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Consolidated Financial Statements Abstract
Cost of sales	$ 603	$ 4
Research and development expenses	1,607	89
Sales and marketing expenses	1,770	12
General and administrative expenses	3,205	582
Total expenses – share-based payments plan	$ 7,185	$ 687